Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets
The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total

	2021 £m	2020 £m	2021 £m	2020 £m	2021 £m	2020 £m

Present value of funded scheme liabilities	(9,859)	(11,970)	(225)	(253)	(10,084)	(12,223)

Fair value of funded scheme assets	10,644	12,403	172	173	10,816	12,576

	785	433	(53)	(80)	732	353

Unrecognised funded scheme surpluses	(16)	(16)	–	–	(16)	(16)

	769	417	(53)	(80)	716	337

Present value of unfunded scheme liabilities	(555)	(602)	(482)	(545)	(1,037)	(1,147)

	214	(185)	(535)	(625)	(321)	(810)

The above net (liability)/asset is recognised in the balance sheet as follows:

– retirement benefit scheme liabilities	(702)	(897)	(537)	(627)	(1,239)	(1,524)

– retirement benefit scheme assets	916	712	2	2	918	714

	214	(185)	(535)	(625)	(321)	(810)

	Liabilities		Assets		Total

	2021 £m	2020 £m	2021 £m	2020 £m	2021 £m	2020 £m

– U.S.	(3,378)	(5,012)	3,748	5,144	370	132

– UK	(3,357)	(3,485)	3,645	3,866	288	381

– Germany	(913)	(1,035)	896	918	(17)	(117)

– Canada	(706)	(756)	724	758	18	2

– Netherlands	(769)	(873)	846	893	77	20

– Switzerland	(317)	(348)	311	312	(6)	(36)

– Rest of Group	(419)	(461)	474	512	55	51

Funded schemes	(9,859)	(11,970)	10,644	12,403	785	433

	Pension schemes		Healthcare schemes		Total

	2021 £m	2020 £m	2021 £m	2020 £m	2021 £m	2020 £m

Present value at 1 January	12,572	12,032	798	829	13,370	12,861

Differences on exchange	(122)	(106)	5	(23)	(117)	(129)

Current service cost	60	72	2	2	62	74

Past service credit and settlements	(1,426)	(58)	–	–	(1,426)	(58)

Interest on scheme liabilities	226	300	19	27	245	327

Contributions by scheme members	3	1	–	–	3	1

Benefits paid	(705)	(737)	(55)	(58)	(760)	(795)

Actuarial losses/(gains)

– arising from changes in demographic assumptions	147	26	3	(7)	150	19

– arising from changes in financial assumptions	(394)	1,032	(18)	59	(412)	1,091

Experience losses/(gains)	53	10	(47)	(31)	6	(21)

Present value at 31 December	10,414	12,572	707	798	11,121	13,370

	Pension schemes		Healthcare schemes		Total

	2021 £m	2020 £m	2021 £m	2020 £m	2021 £m	2020 £m

Active members	1,090	1,305	41	54	1,131	1,359

Deferred members	1,750	1,897	1	2	1,751	1,899

Retired members	7,574	9,370	665	742	8,239	10,112

Present value at 31 December	10,414	12,572	707	798	11,121	13,370

	Pension schemes		Healthcare schemes		Total

	2021 £m	2020 £m	2021 £m	2020 £m	2021 £m	2020 £m

Fair value of scheme assets at 1 January	12,403	11,682	173	178	12,576	11,860

Differences on exchange	(116)	(117)	–	(7)	(116)	(124)

Settlements	(1,397)	(45)	–	–	(1,397)	(45)

Interest on scheme assets	226	289	5	7	231	296

Company contributions	74	103	–	–	74	103

Contributions by scheme members	3	3	–	–	3	3

Benefits paid	(668)	(696)	(13)	(15)	(681)	(711)

Actuarial gains	119	1,184	7	10	126	1,194

Fair value of scheme assets at 31 December	10,644	12,403	172	173	10,816	12,576

	Pension schemes		Healthcare schemes		Total

	2021 £m	2020 £m	2021 £m	2020 £m	2021 £m	2020 £m

Equities – listed	741	1,259	6	5	747	1,264

Equities – unlisted	892	992	65	68	957	1,060

Bonds – listed	1,929	2,432	5	5	1,934	2,437

Bonds – unlisted	1,924	3,163	72	73	1,996	3,236

Other assets – listed	543	202	15	13	558	215

Other assets – unlisted	4,615	4,355	9	9	4,624	4,364

Fair value of scheme assets at 31 December	10,644	12,403	172	173	10,816	12,576

Schedule of Defined Benefit Amounts Recognised in Income Statement
The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total

	2021 £m	2020 £m	2021 £m	2020 £m	2021 £m	2020 £m

Defined benefit schemes

Service cost

– current service cost	60	72	2	2	62	74

– past service credit, curtailments and settlements	(29)	(12)	–	–	(29)	(12)

Net interest on the net defined benefit liability

– interest on scheme liabilities	226	300	19	27	245	327

– interest on scheme assets	(226)	(289)	(5)	(7)	(231)	(296)

– interest on unrecognised funded scheme surpluses	1	1	–	–	1	1

	32	72	16	22	48	94

Defined contribution schemes	91	88	–	–	91	88

Total amount recognised in the income statement (note 3)	123	160	16	22	139	182

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income
The recognition of retirement benefit surpluses on the balance sheet is restricted where the economic benefit, in the form of a potential refund or reduction in future contributions, has a present value which is less than the net assets of the scheme. The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total

	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m

Unrecognised funded scheme surpluses at 1 January	(16)	(28)	(20)	–	–	–	(16)	(28)	(20)

Differences on exchange	2	3	(1)	–	–	–	2	3	(1)

Interest on unrecognised funded scheme surpluses	(1)	(1)	–	–	–	–	(1)	(1)	–

Movement in year (note 22)	(1)	10	(7)	–	–	–	(1)	10	(7)

Unrecognised funded scheme surpluses at 31 December	(16)	(16)	(28)	–	–	–	(16)	(16)	(28)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans
The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following territories are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date.

	2021						2020

	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland

Rate of increase in salaries (%)	3.4	–	2.5	2.5	1.4	1.2	3.4	–	2.5	3.0	2.1	1.1

Rate of increase in pensions in payment (%)	2.5	3.4	1.8	Nil	1.1	Nil	2.5	3.0	1.5	Nil	0.9	Nil

Rate of increase in deferred pensions (%)	0.1	3.0	1.8	Nil	1.1	–	–	2.2	1.5	Nil	0.9	–

Discount rate (%)	3.0	1.8	1.3	2.8	1.0	0.2	2.6	1.4	0.9	2.3	0.5	–

General inflation (%)	2.5	3.4	1.8	2.0	2.0	1.0	2.5	3.0	1.5	2.0	2.0	0.9

	2021						2020

	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland

Weighted average duration of liabilities (years)	12.3	16.7	13.6	11.0	17.1	13.3	11.6	17.0	14.0	11.0	18.0	13.4

	U.S.		UK		Germany		Canada		Netherlands		Switzerland

	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female

31 December 2021

Member age 65 (current life expectancy)	21.6	23.5	22.9	24.2	20.5	23.9	22.0	24.3	20.7	24.1	21.9	23.6

Member age 45 (life expectancy at age 65)	22.1	24.0	24.5	25.9	23.2	26.2	23.0	25.3	22.8	25.8	23.8	25.5

31 December 2020

Member age 65 (current life expectancy)	20.4	22.4	22.8	24.1	18.3	23.8	21.6	24.0	20.6	24.0	21.9	23.9

Member age 45 (life expectancy at age 65)	21.9	23.8	24.5	25.9	23.1	26.0	22.6	24.9	22.7	25.7	23.8	25.8
The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2021 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	0.25 percentage point increase £m	0.25 percentage point decrease £m

Average life expectancy – increase/(decrease) of scheme liabilities	271	(267)

Rate of inflation – increase/(decrease) of scheme liabilities			182	(175)

Discount rate – (decrease)/increase of scheme liabilities			(327)	346